Note 16 - Property and Equipment and Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]

	Computer and office equipment	Furniture & Fixtures	Leasehold improvements	Buildings	Transportation Equipment	Right of use asset	Construction in Progress (CIP)	Total
COST
As of December 31, 2023	$3,014	$1,713	$1,710	$—	$—	$16,902	$—	$23,339
Fixed asset additions	386	—	5	—	—	8,445	—	8,836
Fixed asset disposals	—	—	—	—	—	(3,815)	—	(3,815)
As of December 31, 2024	$3,400	$1,713	$1,715	$—	$—	$21,532	$—	$28,360
Fixed asset additions	809	21	66	3,798	3,406	16,275	1,867	26,242
Fixed asset disposals	(78)	—	—	—	—	(6,897)	—	(6,975)
Translation adjustment	(1)	—	—	—	—	—	—	(1)
As of December 31, 2025	$4,130	$1,734	$1,781	$3,798	$3,406	$30,910	$1,867	$47,626

ACCUMULATED DEPRECIATION
As of December 31, 2023	$(1,804)	$(476)	$(715)	$—	$—	$(6,486)	$—	$(9,481)
Charge for the year	(861)	(339)	(280)	—	—	(4,719)	—	(6,199)
Reversal of accumulated depreciation in relation to right-of-use assets derecognition	—	—	—	—	—	1,438	—	1,438
As of December 31, 2024	$(2,665)	$(815)	$(995)	$—	$—	$(9,767)	$—	$(14,242)
Fixed asset depreciation	(383)	(221)	(168)	(3)	—	(5,180)	—	(5,955)
Fixed dsset disposals	—	—	—	—	—	938	—	938
Translation adjustment	2	—	—	—	—	—	—	2
As of December 31, 2025	$(3,046)	$(1,036)	$(1,163)	$(3)	$—	$(14,009)	$—	$(19,257)

CARRYING AMOUNT
As of December 31, 2024	$735	$898	$720	$—	$—	$11,765	$—	$14,118
As of December 31, 2025	$1,084	$698	$618	$3,795	$3,406	$16,901	$1,867	$28,369